Restatement of previously issued financial statements (Tables)	12 Months Ended
Dec. 31, 2025
Restatement Of Previously Issued Financial Statements
Schedule of impact on consolidated statement of profit or loss

Impact on consolidated statement of profit or loss and other comprehensive income for the year ended 31 December 2025

€’000	As previously reported	Adjustment	Restated
Revenue	14,415	-	14,415
Cost of sales	(10,240)	5	(10,235)
Gross profit	4,175	5	4,180
Other income	1,358	-	1,358
Administration expenses	(11,869)	173	(11,696)
Share-based payment expense	(1,562)	-	(1,562)
Impairment expense	(2)	(1,060)	(1,062)
Operating loss	(7,898)	(884)	(8,782)
Finance income / (costs)	2,243	(3,126)	(883)
Interest payable and similar expense	(24)	-	(24)
Derivative financial instruments at FVTPL	3,392	-	3,392
Net finance income / (costs)	5,611	(3,126)	2,485
Profit on deconsolidation due to insolvency	1,225	-	1,225
Loss before tax	(1,062)	(4,010)	(5,072)
Income tax credit	110	(18)	92
Loss for the year	(952)	(4,028)	(4,980)
Other comprehensive income: exchange differences on translating foreign operations	-	(2,289)	(2,289)
Total comprehensive loss for the year	(952)	(6,317)	(7,269)
Loss attributable to owners of the parent	(1,694)	(2,412)	(4,106)
(Loss) / profit attributable to non-controlling interests	742	(1,616)	(874)
Total comprehensive loss attributable to owners of the parent	(1,694)	(4,059)	(5,753)
Total comprehensive (loss) / income attributable to non-controlling interests	742	(2,258)	(1,516)
Basic and diluted loss per share (€)	(1.27)	(1.80)	(3.07)

Impact on consolidated statement of profit or loss for the year ended 31 December 2024

€’000	As previously reported	Adjustment	Restated
Revenue	1,605	-	1,605
Cost of sales	(1,168)	-	(1,168)
Gross profit	437	-	437
Other income / (expenses)	881	-	881
Administration expenses	(15,873)	(587)	(16,460)
Share-based payments expense	(2,189)	-	(2,189)
Operating expenses	(17,181)	(586)	(17,767)
Operating loss before interest	(16,744)	(586)	(17,330)
Finance income / (costs)	223	70	293
Interest payable and similar expense	(531)	6	(525)
Derivative financial instruments movements	627	(165)	462
Net finance income / (costs)	319	(89)	230
Profit / (loss) on deconsolidation due to insolvency	2,719	(873)	1,846
Loss before tax	(13,706)	(1,548)	(15,254)
Income tax expense	(25)	-	(25)
Net loss for the year	(13,731)	(1,548)	(15,279)

Schedule of impact on consolidated statement of financial position

Impact on consolidated statement of financial position as at 31 December 2025

€’000	As previously reported	Adjustment	Restated
Intangible assets	21,522	(2,226)	19,296
Goodwill	6,602	(1,743)	4,859
Total non-current assets	29,612	(3,969)	25,643
Total assets	36,039	(3,969)	32,070
Other payables – long-term	3,067	(201)	2,866
Total non-current liabilities	3,348	(201)	3,147
Total liabilities	15,534	(201)	15,333
Net assets	20,505	(3,768)	16,737

Impact on consolidated statement of financial position as at 31 December 2024

€’000	As previously reported	Adjustment	Restated
Property, plant and equipment	307	-	307
Goodwill	18,990	(12,388)	6,602
Customer relationships	-	19,429	19,429
Trade names	-	4,529	4,529
Related party receivables	1,827	(1,827)	-
Total non-current assets	21,124	9,743	30,867
Inventory	1,130	61	1,191
Other current assets	1,846	(1,846)	-
Total current assets	7,002	(1,791)	5,211
Total assets	28,126	7,952	36,078
Other payables – long-term	4,260	2,198	6,458
Total non-current liabilities	4,415	2,198	6,614
Trade and other payables	9,133	1,047	10,180
Total current liabilities	13,011	1,217	14,228
Total liabilities	17,426	3,415	20,841
Net assets	10,699	4,537	15,236

Schedule of detailed information about impact on equity

Impact on equity as at 31 December 2025

€’000	As previously reported	Adjustment	Restated
Share premium	240,680	1,324	242,004
Other equity reserve	6,797	(1,802)	4,995
Foreign currency translation reserve	-	(1,647)	(1,647)
Retained earnings and profit and loss	(239,816)	(2,411)	(242,227)
Non-controlling interests	4,343	768	5,111
Total equity	20,505	(3,768)	16,737

Impact on equity as at 31 December 2024

€’000	As previously reported	Adjustment	Restated
Convertible note reserve	29	(5)	24
Retained earnings and profit and loss	(236,436)	(1,549)	(237,985)
Non-controlling interests	(2,091)	6,090	3,999
Total equity	10,699	4,537	15,236